FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 55,584,761	R$ 45,660,484
Fixed Rate Notes [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Closing Balance	15,656,088	15,617,091
Fair value	R$ 13,782,836	R$ 15,700,276